INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net accumulated losses - carry forward	¥ 904,496	¥ 803,540
Deductible advertising expense	543,743	543,471
Provision for credit losses	511,528	488,629
Accruals	46,097	138,468
Less: valuation allowance	¥ (2,005,864)	¥ (1,974,108)	¥ (1,534,011)	¥ (1,252,253)	¥ (957,811)